Employee Benefit Plans (Actual Allocations for Defined Benefit Plans) (Details)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Target	100.00%
Plan assets	100.00%	100.00%
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	65.00%
Plan assets	66.40%	64.30%
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	35.00%
Plan assets	31.90%	33.00%
Cash and Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Target	0.00%
Plan assets	1.70%	2.70%